Unit-Based Compensation	12 Months Ended
Dec. 31, 2022
Unit-Based Compensation [Abstract]
UNIT-BASED COMPENSATION

NOTE 10 — UNIT-BASED COMPENSATION

2021 Unit Option Plan

On May 25, 2021, the Company’s board of directors adopted, and its members approved the 2021 Unit Option Plan, or the 2021 Plan. The 2021 Plan allows the Company to grant Incentive Unit Options to purchase Class B Unit Interests. Pursuant to the plan, up to 6,125,000 shares of Class B units have been reserved for issuance, upon exercise of the aforementioned Incentive Unit Options made to employees, directors and consultants.

Unit Option Activity

The following table sets forth the summary of unit option activity under the 2022 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2021	3,043,000	$1.00	6.4	(791,180)
Granted	550,000	4.81	9.9	—
Exercised	(5,500)	1.00	8.7	—
Forfeited/Cancelled	(234,500)	1.00	8.7	—
Balance as of December 31, 2022	3,353,000	$1.63	8.90	$10,643,900
Exercisable as of December 31, 2022	1,195,550	$1.00	8.71	$4,543,090

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s units determined by our Board of Directors for each of the respective periods.

The following table sets forth the summary of weighted-average grant-date fair value of unit options under the 2022 Plan:

Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2021	$0.30
Granted	3.07
Vested	0.30
Forfeited	0.30
Non-vested as of December 31, 2022	$1.01

Unit-Based Compensation

Unit-based compensation expense was classified in the consolidated statement of operations under general and administrative expense. As of December 31, 2022, the Company had $1.6 million in estimated unrecognized unit-based compensation costs related to outstanding unit options that is expected to be recognized over a weighted average period of 1.90 years.

Valuation of Unit-Based Compensation Awards

The following weighted average assumptions were used to calculate the fair value of each unit option award under the Black-Scholes option pricing model:

	December 31,
	2022	2021
Expected unit price volatility	65 – 70%	45.0%
Risk-free interest rate	2.9 – 3.6%	0.1%
Expected annual dividend yield	—%	—%
Expected term (years)	6.50	1.04